American Funds Insurance Series® - Target Date Series
American Funds® IS 2065 Target Date Fund
Investment portfolio
March 31, 2024
unaudited
Growth funds 46.94%	Shares	Value (000)
New Perspective Fund, Class R-6	80	$5
SMALLCAP World Fund, Inc., Class R-6	65	5
AMCAP Fund, Class R-6	85	4
The Growth Fund of America, Class R-6	50	3
The New Economy Fund, Class R-6	43	3
New World Fund, Inc., Class R-6	31	2
EuroPacific Growth Fund, Class R-6	15	1
Total growth funds (cost: $19,000)		23
Growth-and-income funds 38.78%
Fundamental Investors, Class R-6	59	5
Capital World Growth and Income Fund, Class R-6	66	4
The Investment Company of America, Class R-6	66	4
Washington Mutual Investors Fund, Class R-6	64	4
American Mutual Fund, Class R-6	42	2
Total growth-and-income funds (cost: $16,000)		19
Balanced funds 10.20%
American Balanced Fund, Class R-6	83	3
American Funds Global Balanced Fund, Class R-6	63	2
Total balanced funds (cost: $5,000)		5
Fixed income funds 4.08%
U.S. Government Securities Fund, Class R-6	168	2
American Funds Emerging Markets Bond Fund, Class R-6	15	— [1]
Total fixed income funds (cost: $2,000)		2
Total investment securities 100.00% (cost: $42,000)		49
Other assets less liabilities 0.00%		—
Net assets 100.00%		$49
American Funds Insurance Series — Target Date Series — Page 1 of 27

unaudited
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46.94%
New Perspective Fund, Class R-6	$5	$—	$—	$—	$— [1]	$5	$—	$—
SMALLCAP World Fund, Inc., Class R-6	4	—	—	—	1	5	—	—
AMCAP Fund, Class R-6	3	—	—	—	1	4	—	—
The Growth Fund of America, Class R-6	3	—	— [1]	— [1]	— [1]	3	—	—
The New Economy Fund, Class R-6	2	—	—	—	1	3	—	—
New World Fund, Inc., Class R-6	2	— [1]	—	—	— [1]	2	—	—
EuroPacific Growth Fund, Class R-6	1	—	—	—	— [1]	1	—	—
						23
Growth-and-income funds 38.78%
Fundamental Investors, Class R-6	4	— [1]	— [1]	— [1]	1	5	— [1]	—
Capital World Growth and Income Fund, Class R-6	4	— [1]	— [1]	— [1]	— [1]	4	— [1]	—
The Investment Company of America, Class R-6	3	— [1]	—	—	1	4	— [1]	—
Washington Mutual Investors Fund, Class R-6	4	— [1]	—	—	— [1]	4	— [1]	—
American Mutual Fund, Class R-6	2	— [1]	—	—	— [1]	2	— [1]	—
						19
Balanced funds 10.20%
American Balanced Fund, Class R-6	3	— [1]	—	—	— [1]	3	— [1]	—
American Funds Global Balanced Fund, Class R-6	3	— [1]	1	— [1]	— [1]	2	— [1]	—
						5
Fixed income funds 4.08%
U.S. Government Securities Fund, Class R-6	2	— [1]	—	—	— [1]	2	— [1]	—
American Funds Emerging Markets Bond Fund, Class R-6	—	— [1]	—	—	— [1]	— [1]	— [1]	—
						2
Total 100.00%				$— [1]	$5	$49	$— [1]	$—

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 2 of 27

American Funds Insurance Series® - Target Date Series
American Funds® IS 2060 Target Date Fund
Investment portfolio
March 31, 2024
unaudited
Growth funds 46.94%	Shares	Value (000)
New Perspective Fund, Class R-6	80	$5
SMALLCAP World Fund, Inc., Class R-6	65	5
AMCAP Fund, Class R-6	85	4
The Growth Fund of America, Class R-6	50	3
The New Economy Fund, Class R-6	43	3
New World Fund, Inc., Class R-6	31	2
EuroPacific Growth Fund, Class R-6	15	1
Total growth funds (cost: $19,000)		23
Growth-and-income funds 38.78%
Fundamental Investors, Class R-6	59	5
Capital World Growth and Income Fund, Class R-6	66	4
The Investment Company of America, Class R-6	66	4
Washington Mutual Investors Fund, Class R-6	64	4
American Mutual Fund, Class R-6	42	2
Total growth-and-income funds (cost: $16,000)		19
Balanced funds 10.20%
American Balanced Fund, Class R-6	83	3
American Funds Global Balanced Fund, Class R-6	63	2
Total balanced funds (cost: $5,000)		5
Fixed income funds 4.08%
U.S. Government Securities Fund, Class R-6	168	2
American Funds Emerging Markets Bond Fund, Class R-6	15	— [1]
Total fixed income funds (cost: $2,000)		2
Total investment securities 100.00% (cost: $42,000)		49
Other assets less liabilities 0.00%		—
Net assets 100.00%		$49
American Funds Insurance Series — Target Date Series — Page 3 of 27

unaudited
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46.94%
New Perspective Fund, Class R-6	$5	$—	$—	$—	$— [1]	$5	$—	$—
SMALLCAP World Fund, Inc., Class R-6	4	—	—	—	1	5	—	—
AMCAP Fund, Class R-6	3	—	—	—	1	4	—	—
The Growth Fund of America, Class R-6	3	—	— [1]	— [1]	— [1]	3	—	—
The New Economy Fund, Class R-6	2	—	—	—	1	3	—	—
New World Fund, Inc., Class R-6	2	— [1]	—	—	— [1]	2	—	—
EuroPacific Growth Fund, Class R-6	1	—	—	—	— [1]	1	—	—
						23
Growth-and-income funds 38.78%
Fundamental Investors, Class R-6	4	— [1]	— [1]	— [1]	1	5	— [1]	—
Capital World Growth and Income Fund, Class R-6	4	— [1]	— [1]	— [1]	— [1]	4	— [1]	—
The Investment Company of America, Class R-6	3	— [1]	—	—	1	4	— [1]	—
Washington Mutual Investors Fund, Class R-6	4	— [1]	—	—	— [1]	4	— [1]	—
American Mutual Fund, Class R-6	2	— [1]	—	—	— [1]	2	— [1]	—
						19
Balanced funds 10.20%
American Balanced Fund, Class R-6	3	— [1]	—	—	— [1]	3	— [1]	—
American Funds Global Balanced Fund, Class R-6	3	— [1]	1	— [1]	— [1]	2	— [1]	—
						5
Fixed income funds 4.08%
U.S. Government Securities Fund, Class R-6	2	— [1]	—	—	— [1]	2	— [1]	—
American Funds Emerging Markets Bond Fund, Class R-6	—	— [1]	—	—	— [1]	— [1]	— [1]	—
						2
Total 100.00%				$— [1]	$5	$49	$— [1]	$—

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 4 of 27

American Funds Insurance Series® - Target Date Series
American Funds® IS 2055 Target Date Fund
Investment portfolio
March 31, 2024
unaudited
Growth funds 46.94%	Shares	Value (000)
AMCAP Fund, Class R-6	85	$4
New Perspective Fund, Class R-6	75	4
SMALLCAP World Fund, Inc., Class R-6	60	4
The Growth Fund of America, Class R-6	50	4
The New Economy Fund, Class R-6	43	3
New World Fund, Inc., Class R-6	31	2
American Funds Global Insight Fund, Class R-6	28	1
EuroPacific Growth Fund, Class R-6	15	1
Total growth funds (cost: $19,000)		23
Growth-and-income funds 38.78%
Fundamental Investors, Class R-6	59	5
Capital World Growth and Income Fund, Class R-6	66	4
Washington Mutual Investors Fund, Class R-6	64	4
American Mutual Fund, Class R-6	48	3
The Investment Company of America, Class R-6	59	3
Total growth-and-income funds (cost: $16,000)		19
Balanced funds 10.20%
American Balanced Fund, Class R-6	83	3
American Funds Global Balanced Fund, Class R-6	63	2
Total balanced funds (cost: $5,000)		5
Fixed income funds 4.08%
U.S. Government Securities Fund, Class R-6	168	2
American Funds Emerging Markets Bond Fund, Class R-6	15	— [1]
Total fixed income funds (cost: $2,000)		2
Total investment securities 100.00% (cost: $42,000)		49
Other assets less liabilities 0.00%		—
Net assets 100.00%		$49
American Funds Insurance Series — Target Date Series — Page 5 of 27

unaudited
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46.94%
AMCAP Fund, Class R-6	$3	$—	$—	$—	$1	$4	$—	$—
New Perspective Fund, Class R-6	4	—	—	—	— [1]	4	—	—
SMALLCAP World Fund, Inc., Class R-6	4	—	—	—	— [1]	4	—	—
The Growth Fund of America, Class R-6	3	—	— [1]	— [1]	1	4	—	—
The New Economy Fund, Class R-6	2	—	—	—	1	3	—	—
New World Fund, Inc., Class R-6	2	— [1]	—	—	— [1]	2	—	—
American Funds Global Insight Fund, Class R-6	1	—	—	—	— [1]	1	—	—
EuroPacific Growth Fund, Class R-6	1	—	—	—	— [1]	1	—	—
						23
Growth-and-income funds 38.78%
Fundamental Investors, Class R-6	4	— [1]	— [1]	— [1]	1	5	— [1]	—
Capital World Growth and Income Fund, Class R-6	4	— [1]	— [1]	— [1]	— [1]	4	— [1]	—
Washington Mutual Investors Fund, Class R-6	4	— [1]	—	—	— [1]	4	— [1]	—
American Mutual Fund, Class R-6	2	— [1]	—	—	1	3	— [1]	—
The Investment Company of America, Class R-6	3	— [1]	— [1]	— [1]	— [1]	3	— [1]	—
						19
Balanced funds 10.20%
American Balanced Fund, Class R-6	3	— [1]	—	—	— [1]	3	— [1]	—
American Funds Global Balanced Fund, Class R-6	3	— [1]	1	— [1]	— [1]	2	— [1]	—
						5
Fixed income funds 4.08%
U.S. Government Securities Fund, Class R-6	2	— [1]	—	—	— [1]	2	— [1]	—
American Funds Emerging Markets Bond Fund, Class R-6	—	— [1]	—	—	— [1]	— [1]	— [1]	—
						2
Total 100.00%				$— [1]	$5	$49	$— [1]	$—

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 6 of 27

American Funds Insurance Series® - Target Date Series
American Funds® IS 2050 Target Date Fund
Investment portfolio
March 31, 2024
unaudited
Growth funds 44.90%	Shares	Value (000)
AMCAP Fund, Class R-6	85	$4
New Perspective Fund, Class R-6	72	4
SMALLCAP World Fund, Inc., Class R-6	54	4
The Growth Fund of America, Class R-6	54	4
New World Fund, Inc., Class R-6	24	2
The New Economy Fund, Class R-6	37	2
American Funds Global Insight Fund, Class R-6	55	1
EuroPacific Growth Fund, Class R-6	15	1
Total growth funds (cost: $19,000)		22
Growth-and-income funds 36.74%
Capital World Growth and Income Fund, Class R-6	59	4
Fundamental Investors, Class R-6	54	4
Washington Mutual Investors Fund, Class R-6	64	4
American Mutual Fund, Class R-6	56	3
The Investment Company of America, Class R-6	50	3
Total growth-and-income funds (cost: $15,000)		18
Equity-income funds 4.08%
Capital Income Builder, Class R-6	9	1
The Income Fund of America, Class R-6	25	1
Total equity-income funds (cost: $1,000)		2
Balanced funds 10.20%
American Balanced Fund, Class R-6	93	3
American Funds Global Balanced Fund, Class R-6	55	2
Total balanced funds (cost: $5,000)		5
Fixed income funds 4.08%
U.S. Government Securities Fund, Class R-6	168	2
American Funds Emerging Markets Bond Fund, Class R-6	14	— [1]
Total fixed income funds (cost: $2,000)		2
Total investment securities 100.00% (cost: $42,000)		49
Other assets less liabilities 0.00%		—
Net assets 100.00%		$49
American Funds Insurance Series — Target Date Series — Page 7 of 27

unaudited
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 44.90%
AMCAP Fund, Class R-6	$3	$—	$—	$—	$1	$4	$—	$—
New Perspective Fund, Class R-6	4	—	—	—	— [1]	4	—	—
SMALLCAP World Fund, Inc., Class R-6	4	—	—	—	— [1]	4	—	—
The Growth Fund of America, Class R-6	3	—	— [1]	— [1]	1	4	—	—
New World Fund, Inc., Class R-6	1	1	—	—	— [1]	2	—	—
The New Economy Fund, Class R-6	2	—	—	—	— [1]	2	—	—
American Funds Global Insight Fund, Class R-6	1	—	—	—	— [1]	1	—	—
EuroPacific Growth Fund, Class R-6	1	—	—	—	— [1]	1	—	—
						22
Growth-and-income funds 36.74%
Capital World Growth and Income Fund, Class R-6	4	— [1]	— [1]	— [1]	— [1]	4	— [1]	—
Fundamental Investors, Class R-6	4	— [1]	—	—	— [1]	4	— [1]	—
Washington Mutual Investors Fund, Class R-6	4	— [1]	—	—	— [1]	4	— [1]	—
American Mutual Fund, Class R-6	3	— [1]	—	—	— [1]	3	— [1]	—
The Investment Company of America, Class R-6	2	— [1]	—	—	1	3	— [1]	—
						18
Equity-income funds 4.08%
Capital Income Builder, Class R-6	1	— [1]	—	—	— [1]	1	— [1]	—
The Income Fund of America, Class R-6	1	— [1]	—	—	— [1]	1	— [1]	—
						2
Balanced funds 10.20%
American Balanced Fund, Class R-6	3	— [1]	—	—	— [1]	3	— [1]	—
American Funds Global Balanced Fund, Class R-6	2	— [1]	— [1]	— [1]	— [1]	2	— [1]	—
						5
Fixed-Income funds 4.08%
U.S. Government Securities Fund, Class R-6	2	— [1]	—	—	— [1]	2	— [1]	—
American Funds Emerging Markets Bond Fund, Class R-6	—	— [1]	—	—	— [1]	— [1]	— [1]	—
						2
Total 100.00%				$— [1]	$3	$49	$— [1]	$—

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 8 of 27

American Funds Insurance Series® - Target Date Series
American Funds® IS 2045 Target Date Fund
Investment portfolio
March 31, 2024
unaudited
Growth funds 43.75%	Shares	Value (000)
AMCAP Fund, Class R-6	85	$4
New Perspective Fund, Class R-6	61	4
SMALLCAP World Fund, Inc., Class R-6	47	3
The Growth Fund of America, Class R-6	51	3
American Funds Global Insight Fund, Class R-6	75	2
New World Fund, Inc., Class R-6	23	2
The New Economy Fund, Class R-6	34	2
EuroPacific Growth Fund, Class R-6	15	1
Total growth funds (cost: $18,000)		21
Growth-and-income funds 35.41%
Capital World Growth and Income Fund, Class R-6	58	4
Fundamental Investors, Class R-6	53	4
Washington Mutual Investors Fund, Class R-6	58	4
American Mutual Fund, Class R-6	59	3
The Investment Company of America, Class R-6	41	2
Total growth-and-income funds (cost: $14,000)		17
Equity-income funds 6.25%
The Income Fund of America, Class R-6	62	2
Capital Income Builder, Class R-6	17	1
Total equity-income funds (cost: $3,000)		3
Balanced funds 10.42%
American Balanced Fund, Class R-6	106	3
American Funds Global Balanced Fund, Class R-6	53	2
Total balanced funds (cost: $5,000)		5
Fixed income funds 4.17%
U.S. Government Securities Fund, Class R-6	168	2
American Funds Emerging Markets Bond Fund, Class R-6	14	— [1]
Total fixed income funds (cost: $2,000)		2
Total investment securities 100.00% (cost: $42,000)		48
Other assets less liabilities 0.00%		—
Net assets 100.00%		$48
American Funds Insurance Series — Target Date Series — Page 9 of 27

unaudited
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43.75%
AMCAP Fund, Class R-6	$3	$—	$— [1]	$— [1]	$1	$4	$—	$—
New Perspective Fund, Class R-6	3	—	—	—	1	4	—	—
SMALLCAP World Fund, Inc., Class R-6	3	—	—	—	— [1]	3	—	—
The Growth Fund of America, Class R-6	4	—	— [1]	— [1]	— [1]	3	—	—
American Funds Global Insight Fund, Class R-6	2	—	—	—	— [1]	2	—	—
New World Fund, Inc., Class R-6	1	1	—	—	— [1]	2	—	—
The New Economy Fund, Class R-6	2	—	—	—	— [1]	2	—	—
EuroPacific Growth Fund, Class R-6	1	—	—	—	— [1]	1	—	—
						21
Growth-and-income funds 35.41%
Capital World Growth and Income Fund, Class R-6	4	— [1]	— [1]	— [1]	— [1]	4	— [1]	—
Fundamental Investors, Class R-6	4	— [1]	—	—	— [1]	4	— [1]	—
Washington Mutual Investors Fund, Class R-6	3	— [1]	—	—	1	4	— [1]	—
American Mutual Fund, Class R-6	3	— [1]	—	—	— [1]	3	— [1]	—
The Investment Company of America, Class R-6	2	— [1]	—	—	— [1]	2	— [1]	—
						17
Equity-income funds 6.25%
The Income Fund of America, Class R-6	2	— [1]	—	—	— [1]	2	— [1]	—
Capital Income Builder, Class R-6	1	— [1]	—	—	— [1]	1	— [1]	—
						3
Balanced funds 10.42%
American Balanced Fund, Class R-6	3	— [1]	—	—	— [1]	3	— [1]	—
American Funds Global Balanced Fund, Class R-6	2	— [1]	— [1]	— [1]	— [1]	2	— [1]	—
						5
Fixed income funds 4.17%
U.S. Government Securities Fund, Class R-6	2	— [1]	—	—	— [1]	2	— [1]	—
American Funds Emerging Markets Bond Fund, Class R-6	—	— [1]	—	—	— [1]	— [1]	— [1]	—
						2
Total 100.00%				$— [1]	$3	$48	$— [1]	$—

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 10 of 27

American Funds Insurance Series® - Target Date Series
American Funds® IS 2040 Target Date Fund
Investment portfolio
March 31, 2024
unaudited
Growth funds 39.59%	Shares	Value (000)
AMCAP Fund, Class R-6	85	$4
The Growth Fund of America, Class R-6	49	4
New Perspective Fund, Class R-6	56	3
SMALLCAP World Fund, Inc., Class R-6	41	3
American Funds Global Insight Fund, Class R-6	81	2
The New Economy Fund, Class R-6	34	2
New World Fund, Inc., Class R-6	16	1
EuroPacific Growth Fund, Class R-6	5	— [1]
Total growth funds (cost: $16,000)		19
Growth-and-income funds 33.33%
Fundamental Investors, Class R-6	48	4
American Mutual Fund, Class R-6	59	3
Capital World Growth and Income Fund, Class R-6	53	3
Washington Mutual Investors Fund, Class R-6	50	3
The Investment Company of America, Class R-6	38	2
International Growth and Income Fund, Class R-6	17	1
Total growth-and-income funds (cost: $14,000)		16
Equity-income funds 6.25%
The Income Fund of America, Class R-6	73	2
Capital Income Builder, Class R-6	19	1
Total equity-income funds (cost: $3,000)		3
Balanced funds 12.50%
American Balanced Fund, Class R-6	110	4
American Funds Global Balanced Fund, Class R-6	53	2
Total balanced funds (cost: $5,000)		6
Fixed income funds 8.33%
U.S. Government Securities Fund, Class R-6	168	2
American Funds Inflation Linked Bond Fund, Class R-6	118	1
American Funds Multi-Sector Income Fund, Class R-6	66	1
Capital World Bond Fund, Class R-6	14	— [1]
Total fixed income funds (cost: $4,000)		4
Total investment securities 100.00% (cost: $42,000)		48
Other assets less liabilities 0.00%		—
Net assets 100.00%		$48
American Funds Insurance Series — Target Date Series — Page 11 of 27

unaudited
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 39.59%
AMCAP Fund, Class R-6	$3	$—	$— [1]	$— [1]	$1	$4	$—	$—
The Growth Fund of America, Class R-6	3	—	— [1]	— [1]	1	4	—	—
New Perspective Fund, Class R-6	3	—	—	—	— [1]	3	—	—
SMALLCAP World Fund, Inc., Class R-6	3	—	—	—	— [1]	3	—	—
American Funds Global Insight Fund, Class R-6	2	—	—	—	— [1]	2	—	—
The New Economy Fund, Class R-6	2	—	—	—	— [1]	2	—	—
New World Fund, Inc., Class R-6	1	— [1]	—	—	— [1]	1	—	—
EuroPacific Growth Fund, Class R-6	— [1]	—	—	—	— [1]	— [1]	—	—
						19
Growth-and-income funds 33.33%
Fundamental Investors, Class R-6	3	— [1]	—	—	1	4	— [1]	—
American Mutual Fund, Class R-6	3	— [1]	—	—	— [1]	3	— [1]	—
Capital World Growth and Income Fund, Class R-6	3	— [1]	— [1]	— [1]	— [1]	3	— [1]	—
Washington Mutual Investors Fund, Class R-6	3	— [1]	—	—	— [1]	3	— [1]	—
The Investment Company of America, Class R-6	2	— [1]	—	—	— [1]	2	— [1]	—
International Growth and Income Fund, Class R-6	1	— [1]	—	—	— [1]	1	— [1]	—
						16
Equity-income funds 6.25%
The Income Fund of America, Class R-6	2	— [1]	—	—	— [1]	2	— [1]	—
Capital Income Builder, Class R-6	1	— [1]	—	—	— [1]	1	— [1]	—
						3
Balanced funds 12.50%
American Balanced Fund, Class R-6	4	— [1]	—	—	— [1]	4	— [1]	—
American Funds Global Balanced Fund, Class R-6	2	— [1]	— [1]	— [1]	— [1]	2	— [1]	—
						6
Fixed income funds 8.33%
U.S. Government Securities Fund, Class R-6	2	— [1]	—	—	— [1]	2	— [1]	—
American Funds Inflation Linked Bond Fund, Class R-6	1	— [1]	—	—	— [1]	1	—	—
American Funds Multi-Sector Income Fund, Class R-6	1	— [1]	—	—	— [1]	1	— [1]	—
Capital World Bond Fund, Class R-6	—	— [1]	—	—	— [1]	— [1]	— [1]	—
						4
Total 100.00%				$— [1]	$3	$48	$— [1]	$—

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 12 of 27

American Funds Insurance Series® - Target Date Series
American Funds® IS 2035 Target Date Fund
Investment portfolio
March 31, 2024
unaudited
Growth funds 25.23%	Shares	Value (000)
The Growth Fund of America, Class R-6	951	$68
AMCAP Fund, Class R-6	1,557	67
SMALLCAP World Fund, Inc., Class R-6	648	46
American Funds Global Insight Fund, Class R-6	1,908	43
New Perspective Fund, Class R-6	645	39
The New Economy Fund, Class R-6	109	7
New World Fund, Inc., Class R-6	41	3
Total growth funds (cost: $199,000)		273
Growth-and-income funds 31.70%
American Mutual Fund, Class R-6	1,406	77
Capital World Growth and Income Fund, Class R-6	1,178	76
Fundamental Investors, Class R-6	846	67
Washington Mutual Investors Fund, Class R-6	908	57
The Investment Company of America, Class R-6	794	44
International Growth and Income Fund, Class R-6	580	22
Total growth-and-income funds (cost: $264,000)		343
Equity-income funds 7.95%
The Income Fund of America, Class R-6	1,800	44
Capital Income Builder, Class R-6	613	42
Total equity-income funds (cost: $77,000)		86
Balanced funds 12.94%
American Balanced Fund, Class R-6	2,568	86
American Funds Global Balanced Fund, Class R-6	1,446	54
Total balanced funds (cost: $116,000)		140
Fixed income funds 22.27%
U.S. Government Securities Fund, Class R-6	4,451	53
American Funds Inflation Linked Bond Fund, Class R-6	5,422	49
American Funds Mortgage Fund, Class R-6	5,158	45
American Funds Multi-Sector Income Fund, Class R-6	3,276	31
Intermediate Bond Fund of America, Class R-6	2,176	27
American Funds Insurance Series — Target Date Series — Page 13 of 27

unaudited
Fixed income funds (continued)	Shares	Value (000)
American Funds Strategic Bond Fund, Class R-6	1,974	$18
Capital World Bond Fund, Class R-6	1,112	18
Total fixed income funds (cost: $241,000)		241
Total investment securities 100.09% (cost: $897,000)		1,083
Other assets less liabilities (0.09)%		(1)
Net assets 100.00%		$1,082
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 25.23%
The Growth Fund of America, Class R-6	$150	$—	$96	$18	$(4)	$68	$—	$—
AMCAP Fund, Class R-6	150	—	95	17	(5)	67	—	—
SMALLCAP World Fund, Inc., Class R-6	106	—	62	6	(4)	46	—	—
American Funds Global Insight Fund, Class R-6	96	—	57	5	(1)	43	—	—
New Perspective Fund, Class R-6	92	—	58	6	(1)	39	—	—
The New Economy Fund, Class R-6	19	—	14	3	(1)	7	—	—
New World Fund, Inc., Class R-6	10	—	7	1	(1)	3	—	—
						273
Growth-and-income funds 31.70%
American Mutual Fund, Class R-6	169	— [2]	99	5	2	77	— [2]	—
Capital World Growth and Income Fund, Class R-6	169	— [2]	102	11	(2)	76	— [2]	—
Fundamental Investors, Class R-6	150	— [2]	94	13	(2)	67	— [2]	—
Washington Mutual Investors Fund, Class R-6	125	— [2]	76	8	— [2]	57	— [2]	—
The Investment Company of America, Class R-6	96	— [2]	59	10	(3)	44	— [2]	—
International Growth and Income Fund, Class R-6	48	— [2]	28	1	1	22	— [2]	—
						343
Equity-income funds 7.95%
The Income Fund of America, Class R-6	96	1	55	1	1	44	— [2]	—
Capital Income Builder, Class R-6	92	— [2]	51	1	— [2]	42	— [2]	—
						86
Balanced funds 12.94%
American Balanced Fund, Class R-6	193	— [2]	114	10	(3)	86	— [2]	—
American Funds Global Balanced Fund, Class R-6	121	— [2]	68	4	(3)	54	— [2]	—
						140
Fixed income funds 22.27%
U.S. Government Securities Fund, Class R-6	121	1	66	(3)	— [2]	53	1	—
American Funds Inflation Linked Bond Fund, Class R-6	111	—	62	(2)	2	49	—	—
American Funds Mortgage Fund, Class R-6	96	1	50	(2)	— [2]	45	1	—
American Funds Multi-Sector Income Fund, Class R-6	67	1	37	1	(1)	31	1	—
Intermediate Bond Fund of America, Class R-6	58	1	31	(1)	— [2]	27	— [2]	—
American Funds Strategic Bond Fund, Class R-6[3]	39	— [2]	20	(1)	— [2]	18	— [2]	—
Capital World Bond Fund, Class R-6[3]	39	— [2]	21	— [2]	— [2]	18	(1)	—
						241
Total 100.09%				$112	$(25)	$1,083	$2	$—

American Funds Insurance Series — Target Date Series — Page 14 of 27

unaudited
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 15 of 27

American Funds® IS 2030 Target Date Fund
Investment portfolio
March 31, 2024
unaudited

Growth funds 18.22%	Shares	Value (000)
AMCAP Fund, Class R-6	702	$30
The Growth Fund of America, Class R-6	309	22
American Funds Global Insight Fund, Class R-6	694	16
New Perspective Fund, Class R-6	179	11
SMALLCAP World Fund, Inc., Class R-6	163	11
Total growth funds (cost: $74,000)		90
Growth-and-income funds 28.14%
American Mutual Fund, Class R-6	647	35
Capital World Growth and Income Fund, Class R-6	542	35
Washington Mutual Investors Fund, Class R-6	407	25
Fundamental Investors, Class R-6	221	18
The Investment Company of America, Class R-6	289	16
International Growth and Income Fund, Class R-6	268	10
Total growth-and-income funds (cost: $117,000)		139
Equity-income funds 8.09%
Capital Income Builder, Class R-6	291	20
The Income Fund of America, Class R-6	824	20
Total equity-income funds (cost: $38,000)		40
Balanced funds 13.16%
American Balanced Fund, Class R-6	1,177	40
American Funds Global Balanced Fund, Class R-6	660	25
Total balanced funds (cost: $58,000)		65
Fixed income funds 32.39%
American Funds Inflation Linked Bond Fund, Class R-6	3,058	28
The Bond Fund of America, Class R-6	2,515	28
American Funds Mortgage Fund, Class R-6	2,718	24
U.S. Government Securities Fund, Class R-6	1,996	24
Intermediate Bond Fund of America, Class R-6	1,806	22
American Funds Multi-Sector Income Fund, Class R-6	1,556	15
Capital World Bond Fund, Class R-6	592	10
American Funds Strategic Bond Fund, Class R-6	1,043	9
Total fixed income funds (cost: $169,000)		160
Total investment securities 100.00% (cost: $456,000)		494
Other assets less liabilities 0.00%		—
Net assets 100.00%		$494
American Funds Insurance Series — Target Date Series — Page 16 of 27

unaudited
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 18.22%
AMCAP Fund, Class R-6	$30	$1	$4	$— [2]	$3	$30	$—	$—
The Growth Fund of America, Class R-6	22	1	3	— [2]	2	22	—	—
American Funds Global Insight Fund, Class R-6	16	1	2	— [2]	1	16	—	—
New Perspective Fund, Class R-6	11	— [2]	1	— [2]	1	11	—	—
SMALLCAP World Fund, Inc., Class R-6	12	1	2	— [2]	— [2]	11
						90
Growth-and-income funds 28.14%
American Mutual Fund, Class R-6	35	1	3	— [2]	2	35	— [2]	—
Capital World Growth and Income Fund, Class R-6	35	1	4	— [2]	3	35	— [2]	—
Washington Mutual Investors Fund, Class R-6	25	1	3	— [2]	2	25	— [2]	—
Fundamental Investors, Class R-6	18	1	3	— [2]	2	18	— [2]	—
The Investment Company of America, Class R-6	16	1	2	— [2]	1	16	— [2]	—
International Growth and Income Fund, Class R-6	10	— [2]	1	— [2]	1	10	— [2]	—
						139
Equity-income funds 8.09%
Capital Income Builder, Class R-6	20	1	2	— [2]	1	20	— [2]	—
The Income Fund of America, Class R-6	20	1	2	— [2]	1	20	— [2]	—
						40
Balanced funds 13.16%
American Balanced Fund, Class R-6	40	2	4	— [2]	2	40	— [2]	—
American Funds Global Balanced Fund, Class R-6	25	1	2	— [2]	1	25	— [2]	—
						65
Fixed income funds 32.39%
American Funds Inflation Linked Bond Fund, Class R-6	28	2	2	— [2]	— [2]	28	—	—
The Bond Fund of America, Class R-6	28	3	2	— [2]	(1)	28	— [2]	—
American Funds Mortgage Fund, Class R-6	25	2	2	— [2]	(1)	24	— [2]	—
U.S. Government Securities Fund, Class R-6	24	2	2	— [2]	— [2]	24	— [2]	—
Intermediate Bond Fund of America, Class R-6	22	1	1	— [2]	— [2]	22	— [2]	—
American Funds Multi-Sector Income Fund, Class R-6	15	2	2	— [2]	— [2]	15	— [2]	—
Capital World Bond Fund, Class R-6[3]	10	1	1	— [2]	— [2]	10	— [2]	—
American Funds Strategic Bond Fund, Class R-6[3]	10	— [2]	1	— [2]	— [2]	9	— [2]	—
						160
Total 100.00%				$— [2]	$21	$494	$— [2]	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 17 of 27

American Funds® IS 2025 Target Date Fund
Investment portfolio
March 31, 2024
unaudited

Growth funds 8.08%	Shares	Value (000)
AMCAP Fund, Class R-6	1,433	$62
American Funds Global Insight Fund, Class R-6	2,270	52
The Growth Fund of America, Class R-6	154	11
New Perspective Fund, Class R-6	87	5
SMALLCAP World Fund, Inc., Class R-6	72	5
Total growth funds (cost: $114,000)		135
Growth-and-income funds 25.31%
American Mutual Fund, Class R-6	1,943	106
Capital World Growth and Income Fund, Class R-6	1,625	105
Washington Mutual Investors Fund, Class R-6	1,389	86
Fundamental Investors, Class R-6	662	53
The Investment Company of America, Class R-6	952	53
International Growth and Income Fund, Class R-6	528	20
Total growth-and-income funds (cost: $350,000)		423
Equity-income funds 12.39%
The Income Fund of America, Class R-6	5,163	125
Capital Income Builder, Class R-6	1,196	82
Total equity-income funds (cost: $195,000)		207
Balanced funds 12.39%
American Balanced Fund, Class R-6	4,060	137
American Funds Global Balanced Fund, Class R-6	1,859	70
Total balanced funds (cost: $188,000)		207
Fixed income funds 41.89%
The Bond Fund of America, Class R-6	11,197	126
American Funds Inflation Linked Bond Fund, Class R-6	13,507	123
American Funds Mortgage Fund, Class R-6	10,702	94
Intermediate Bond Fund of America, Class R-6	7,586	94
U.S. Government Securities Fund, Class R-6	6,723	80
American Funds Multi-Sector Income Fund, Class R-6	6,795	64
American Funds Strategic Bond Fund, Class R-6	4,991	45
American Funds Insurance Series — Target Date Series — Page 18 of 27

unaudited
Fixed income funds (continued)	Shares	Value (000)
American High-Income Trust, Class R-6	4,413	$42
Capital World Bond Fund, Class R-6	1,982	32
Total fixed income funds (cost: $751,000)		700
Total investment securities 100.06% (cost: $1,598,000)		1,672
Other assets less liabilities (0.06)%		(1)
Net assets 100.00%		$1,671
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 8.08%
AMCAP Fund, Class R-6	$67	$—	$11	$(1)	$7	$62	$—	$—
American Funds Global Insight Fund, Class R-6	55	—	6	— [2]	3	52	—	—
The Growth Fund of America, Class R-6	15	—	5	— [2]	1	11	—	—
New Perspective Fund, Class R-6	7	—	3	1	— [2]	5	—	—
SMALLCAP World Fund, Inc., Class R-6	8	—	3	— [2]	— [2]	5	—	—
						135
Growth-and-income funds 25.31%
American Mutual Fund, Class R-6	113	1	15	— [2]	7	106	— [2]	—
Capital World Growth and Income Fund, Class R-6	114	— [2]	17	(1)	9	105	— [2]	—
Washington Mutual Investors Fund, Class R-6	92	— [2]	13	— [2]	7	86	— [2]	—
Fundamental Investors, Class R-6	56	— [2]	9	— [2]	6	53	— [2]	—
The Investment Company of America, Class R-6	56	— [2]	8	— [2]	5	53	— [2]	—
International Growth and Income Fund, Class R-6	22	— [2]	3	— [2]	1	20	— [2]	—
						423
Equity-income funds 12.39%
The Income Fund of America, Class R-6	133	1	13	(2)	6	125	1	—
Capital Income Builder, Class R-6	88	1	10	— [2]	3	82	1	—
						207
Balanced funds 12.39%
American Balanced Fund, Class R-6	147	1	18	(1)	8	137	1	—
American Funds Global Balanced Fund, Class R-6	77	1	10	(1)	3	70	— [2]	—
						207
Fixed income funds 41.89%
The Bond Fund of America, Class R-6	142	1	14	(3)	— [2]	126	1	—
American Funds Inflation Linked Bond Fund, Class R-6	137	—	13	(3)	2	123	—	—
American Funds Mortgage Fund, Class R-6	105	2	11	(2)	— [2]	94	1	—
Intermediate Bond Fund of America, Class R-6	105	1	11	(1)	— [2]	94	1	—
U.S. Government Securities Fund, Class R-6	91	1	10	(2)	— [2]	80	1	—
American Funds Multi-Sector Income Fund, Class R-6	69	1	6	— [2]	— [2]	64	1	—
American Funds Strategic Bond Fund, Class R-6[3]	51	— [2]	5	(1)	— [2]	45	— [2]	—
American High-Income Trust, Class R-6	44	1	3	(1)	1	42	1	—
Capital World Bond Fund, Class R-6[3]	37	— [2]	5	— [2]	— [2]	32	(1)	—
						700
Total 100.06%				$(18)	$69	$1,672	$8	$—

American Funds Insurance Series — Target Date Series — Page 19 of 27

unaudited
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 20 of 27

American Funds® IS 2020 Target Date Fund
Investment portfolio
March 31, 2024
unaudited

Growth funds 3.67%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	4,135	$94
AMCAP Fund, Class R-6	1,407	61
Total growth funds (cost: $137,000)		155
Growth-and-income funds 22.90%
American Mutual Fund, Class R-6	4,756	259
Capital World Growth and Income Fund, Class R-6	3,415	221
Washington Mutual Investors Fund, Class R-6	3,478	217
Fundamental Investors, Class R-6	1,647	131
The Investment Company of America, Class R-6	2,368	131
International Growth and Income Fund, Class R-6	181	7
Total growth-and-income funds (cost: $811,000)		966
Equity-income funds 17.47%
The Income Fund of America, Class R-6	20,115	488
Capital Income Builder, Class R-6	3,650	249
Total equity-income funds (cost: $697,000)		737
Balanced funds 12.38%
American Balanced Fund, Class R-6	10,341	350
American Funds Global Balanced Fund, Class R-6	4,567	172
Total balanced funds (cost: $481,000)		522
Fixed income funds 43.67%
The Bond Fund of America, Class R-6	29,036	327
American Funds Inflation Linked Bond Fund, Class R-6	35,670	326
American Funds Mortgage Fund, Class R-6	27,975	245
Intermediate Bond Fund of America, Class R-6	19,771	245
U.S. Government Securities Fund, Class R-6	17,113	204
American Funds Multi-Sector Income Fund, Class R-6	17,934	167
American High-Income Trust, Class R-6	13,186	126
American Funds Strategic Bond Fund, Class R-6	13,403	121
Capital World Bond Fund, Class R-6	5,018	81
Total fixed income funds (cost: $1,968,000)		1,842
Total investment securities 100.09% (cost: $4,094,000)		4,222
Other assets less liabilities (0.09)%		(4)
Net assets 100.00%		$4,218
American Funds Insurance Series — Target Date Series — Page 21 of 27

unaudited
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 3.67%
American Funds Global Insight Fund, Class R-6	$89	$—	$—	$—	$5	$94	$—	$—
AMCAP Fund, Class R-6	56	—	1	— [2]	6	61	—	—
						155
Growth-and-income funds 22.90%
American Mutual Fund, Class R-6	242	5	4	— [2]	16	259	1	—
Capital World Growth and Income Fund, Class R-6	209	4	9	1	16	221	1	—
Washington Mutual Investors Fund, Class R-6	201	5	7	1	17	217	1	—
Fundamental Investors, Class R-6	121	3	7	1	13	131	— [2]	—
The Investment Company of America, Class R-6	121	3	5	— [2]	12	131	— [2]	—
International Growth and Income Fund, Class R-6	8	— [2]	2	— [2]	1	7	— [2]	—
						966
Equity-income funds 17.47%
The Income Fund of America, Class R-6	451	21	1	— [2]	17	488	4	—
Capital Income Builder, Class R-6	234	9	1	— [2]	7	249	2	—
						737
Balanced funds 12.38%
American Balanced Fund, Class R-6	322	9	— [2]	— [2]	19	350	1	—
American Funds Global Balanced Fund, Class R-6	161	6	—	—	5	172	1	—
						522
Fixed income funds 43.67%
The Bond Fund of America, Class R-6	322	11	— [2]	— [2]	(6)	327	4	—
American Funds Inflation Linked Bond Fund, Class R-6	320	9	2	— [2]	(1)	326	—	—
American Funds Mortgage Fund, Class R-6	241	9	— [2]	— [2]	(5)	245	3	—
Intermediate Bond Fund of America, Class R-6	241	9	2	— [2]	(3)	245	3	—
U.S. Government Securities Fund, Class R-6	201	7	— [2]	— [2]	(4)	204	2	—
American Funds Multi-Sector Income Fund, Class R-6	161	6	— [2]	— [2]	— [2]	167	3	—
American High-Income Trust, Class R-6	121	5	1	— [2]	1	126	2	—
American Funds Strategic Bond Fund, Class R-6[3]	121	4	2	— [2]	(2)	121	— [2]	—
Capital World Bond Fund, Class R-6[3]	80	3	2	1	(1)	81	(1)	—
						1,842
Total 100.09%				$4	$113	$4,222	$27	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 22 of 27

American Funds® IS 2015 Target Date Fund
Investment portfolio
March 31, 2024
unaudited

Growth funds 0.45%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	5,679	$130
AMCAP Fund, Class R-6	1,512	65
Total growth funds (cost: $173,000)		195
Growth-and-income funds 20.37%
American Mutual Fund, Class R-6	47,829	2,602
Capital World Growth and Income Fund, Class R-6	33,266	2,156
Washington Mutual Investors Fund, Class R-6	28,874	1,797
The Investment Company of America, Class R-6	23,320	1,293
Fundamental Investors, Class R-6	11,681	929
Total growth-and-income funds (cost: $7,209,000)		8,777
Equity-income funds 18.93%
The Income Fund of America, Class R-6	229,025	5,561
Capital Income Builder, Class R-6	37,997	2,592
Total equity-income funds (cost: $7,629,000)		8,153
Balanced funds 11.16%
American Balanced Fund, Class R-6	91,192	3,088
American Funds Global Balanced Fund, Class R-6	45,874	1,720
Total balanced funds (cost: $4,401,000)		4,808
Fixed income funds 49.17%
The Bond Fund of America, Class R-6	338,198	3,815
Intermediate Bond Fund of America, Class R-6	296,714	3,679
American Funds Inflation Linked Bond Fund, Class R-6	376,438	3,437
American Funds Mortgage Fund, Class R-6	295,198	2,583
Short-Term Bond Fund of America, Class R-6	192,708	1,823
American Funds Multi-Sector Income Fund, Class R-6	185,371	1,730
American Funds Strategic Bond Fund, Class R-6	182,568	1,649
American High-Income Trust, Class R-6	135,135	1,293
Capital World Bond Fund, Class R-6	52,938	854
U.S. Government Securities Fund, Class R-6	26,796	319
Total fixed income funds (cost: $22,405,000)		21,182
Total investment securities 100.08% (cost: $41,817,000)		43,115
Other assets less liabilities (0.08)%		(34)
Net assets 100.00%		$43,081
American Funds Insurance Series — Target Date Series — Page 23 of 27

unaudited
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0.45%
American Funds Global Insight Fund, Class R-6	$159	$2	$38	$— [2]	$7	$130	$—	$—
AMCAP Fund, Class R-6	80	— [2]	21	(2)	8	65	—	—
						195
Growth-and-income funds 20.37%
American Mutual Fund, Class R-6	2,383	142	84	1	160	2,602	12	—
Capital World Growth and Income Fund, Class R-6	1,986	145	133	(3)	161	2,156	8	—
Washington Mutual Investors Fund, Class R-6	1,665	79	92	2	143	1,797	7	—
The Investment Company of America, Class R-6	1,191	80	100	3	119	1,293	5	—
Fundamental Investors, Class R-6	874	32	73	4	92	929	3	—
						8,777
Equity-income funds 18.93%
The Income Fund of America, Class R-6	5,074	414	121	1	193	5,561	43	—
Capital Income Builder, Class R-6	2,380	183	48	— [2]	77	2,592	19	—
						8,153
Balanced funds 11.16%
American Balanced Fund, Class R-6	2,852	149	81	1	167	3,088	12	—
American Funds Global Balanced Fund, Class R-6	1,585	118	37	(2)	56	1,720	7	—
						4,808
Fixed income funds 49.17%
The Bond Fund of America, Class R-6	3,494	423	38	1	(65)	3,815	40	—
Intermediate Bond Fund of America, Class R-6	3,341	405	27	1	(41)	3,679	37	—
American Funds Inflation Linked Bond Fund, Class R-6	3,169	312	34	(1)	(9)	3,437	—	—
American Funds Mortgage Fund, Class R-6	2,383	267	13	— [2]	(54)	2,583	29	—
Short-Term Bond Fund of America, Class R-6	1,595	246	9	— [2]	(9)	1,823	18	—
American Funds Multi-Sector Income Fund, Class R-6	1,595	141	8	— [2]	2	1,730	26	—
American Funds Strategic Bond Fund, Class R-6[3]	1,508	190	19	— [2]	(30)	1,649	(1)	—
American High-Income Trust, Class R-6	1,198	91	5	— [2]	9	1,293	20	—
Capital World Bond Fund, Class R-6[3]	792	86	20	— [2]	(4)	854	(13)	—
U.S. Government Securities Fund, Class R-6	397	25	95	(19)	11	319	4	—
						21,182
Total 100.08%				$(13)	$993	$43,115	$276	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 24 of 27

American Funds® IS 2010 Target Date Fund
Investment portfolio
March 31, 2024
unaudited

Growth-and-income funds 16.66%	Shares	Value (000)
American Mutual Fund, Class R-6	545,497	$29,675
Washington Mutual Investors Fund, Class R-6	369,735	23,012
Capital World Growth and Income Fund, Class R-6	291,438	18,888
The Investment Company of America, Class R-6	310,638	17,231
Fundamental Investors, Class R-6	83,758	6,661
Total growth-and-income funds (cost: $79,231,000)		95,467
Equity-income funds 24.17%
The Income Fund of America, Class R-6	4,079,886	99,060
Capital Income Builder, Class R-6	578,045	39,428
Total equity-income funds (cost: $132,495,000)		138,488
Balanced funds 9.33%
American Balanced Fund, Class R-6	1,186,802	40,185
American Funds Global Balanced Fund, Class R-6	353,551	13,262
Total balanced funds (cost: $49,364,000)		53,447
Fixed income funds 49.92%
Intermediate Bond Fund of America, Class R-6	4,925,932	61,082
The Bond Fund of America, Class R-6	4,982,607	56,204
Short-Term Bond Fund of America, Class R-6	4,547,339	43,018
American Funds Inflation Linked Bond Fund, Class R-6	4,460,462	40,724
American Funds Mortgage Fund, Class R-6	4,461,760	39,040
American Funds Strategic Bond Fund, Class R-6	2,509,444	22,660
American Funds Multi-Sector Income Fund, Class R-6	1,920,835	17,921
American High-Income Trust, Class R-6	333,094	3,188
Capital World Bond Fund, Class R-6	137,116	2,213
Total fixed income funds (cost: $308,143,000)		286,050
Total investment securities 100.08% (cost: $569,233,000)		573,452
Other assets less liabilities (0.08)%		(459)
Net assets 100.00%		$572,993
American Funds Insurance Series — Target Date Series — Page 25 of 27

unaudited
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 16.66%
American Mutual Fund, Class R-6	$28,435	$285	$906	$30	$1,831	$29,675	$140	$—
Washington Mutual Investors Fund, Class R-6	21,873	209	955	28	1,857	23,012	93	—
Capital World Growth and Income Fund, Class R-6	18,662	143	1,315	(18)	1,416	18,888	74	—
The Investment Company of America, Class R-6	16,442	121	960	37	1,591	17,231	61	—
Fundamental Investors, Class R-6	6,643	19	693	25	667	6,661	19	—
						95,467
Equity-income funds 24.17%
The Income Fund of America, Class R-6	93,165	3,532	1,091	(71)	3,525	99,060	768	—
Capital Income Builder, Class R-6	37,290	1,017	47	2	1,166	39,428	290	—
						138,488
Balanced funds 9.33%
American Balanced Fund, Class R-6	38,353	161	551	(9)	2,231	40,185	161	—
American Funds Global Balanced Fund, Class R-6	13,151	54	357	(24)	438	13,262	53	—
						53,447
Fixed income funds 49.92%
Intermediate Bond Fund of America, Class R-6	58,304	3,478	—	—	(700)	61,082	617	—
The Bond Fund of America, Class R-6	53,908	3,273	—	—	(977)	56,204	604	—
Short-Term Bond Fund of America, Class R-6	40,735	2,504	—	—	(221)	43,018	436	—
American Funds Inflation Linked Bond Fund, Class R-6	39,499	1,346	—	—	(121)	40,724	—	—
American Funds Mortgage Fund, Class R-6	37,402	2,470	—	—	(832)	39,040	447	—
American Funds Strategic Bond Fund, Class R-6[2]	21,961	1,341	249	— [3]	(393)	22,660	(54)	—
American Funds Multi-Sector Income Fund, Class R-6	17,621	280	—	—	20	17,921	281	—
American High-Income Trust, Class R-6	3,341	52	227	(3)	25	3,188	52	—
Capital World Bond Fund, Class R-6[2]	2,262	18	82	14	1	2,213	(64)	—
						286,050
Total 100.08%				$11	$11,524	$573,452	$3,978	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

[3]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 26 of 27

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
As of March 31, 2024, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
INGEFP1-988-0524O-S96499
American Funds Insurance Series — Target Date Series — Page 27 of 27